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July 18, 2008
VIA HAND DELIVERY AND EDGAR

Mr. Jeffrey P. Riedler, Assistant Director
Ms. Sonia Barros
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Simcere Pharmaceutical Group Registration Statement on From F-3 Filed on July 3, 2008 File Number 333-152101
Dear Mr. Riedler and Ms. Barros:
     On behalf of our client, Simcere Pharmaceutical Group, a company organized under the laws of the Cayman Islands (the “Company”), we are enclosing ten (10) courtesy copies of the Amendment No. 2 (the “Amendment”) to the Company’s registration statement on Form F-3 (the “Registration Statement”), which has been filed on EDGAR with the Securities and Exchange Commission (the “Commission”). For your ease of reference, the enclosed hard copies of the Amendment have been marked to show changes to the Amendment No. 1 to the Registration Statement filed with the Commission on July 8, 2008. On behalf of the Company, we wish to thank you and the other members of the Commission (the “Staff”) for your prompt response to the Company’s request for comments.
     Set forth below are the Company’s responses to the comments contained in the Staff’s comment letter dated July 14, 2008. The Company has revised the Registration Statement to comply with the comments. The Staff’s comments are retyped below for your ease of reference and are followed by a summary of the responsive actions taken.

Selling Shareholders, page 7
1.	Please tell us whether any of the selling shareholders is a broker-dealer or an affiliate of a broker-dealer. If any of the selling shareholders are broker-dealers or affiliates of a broker-dealer, tell us supplementally whether any of the selling shareholders received these shares as underwriting compensation. We may have additional comments.

The Company advises the Staff that one of the selling shareholders, The Goldman Sachs Group, Inc. (“Goldman Sachs Group”), is an affiliate of a broker-dealer but is not itself a broker-dealer, and none of the other selling shareholders is a broker-dealer or an affiliate of a broker dealer.

The Company supplementally advises the Staff that Goldman Sachs Group did not receive the shares it holds as underwriting compensation. Goldman Sachs Group has been an indirect beneficial owner of the Company’s share since March 2006 through a private placement before the Company’s initial public offering on the New York Stock Exchange in April 2007. As previously disclosed in the Company’s registration statement on Form F-1 (No. 333-141539) filed on March 23, 2007, as amended, and the Company’s annual report on Form 20-F (No. 001-33398) filed on June 24, 2008, Assure Ahead Investments Limited (“AAI”), a British Virgin Islands company and an investment vehicle owned by a group of financial investors, including Goldman Sachs Group, purchased an aggregate of 31,000,000 of the Company’s ordinary shares through a private placement in March 2006. AAI was at the time 68.0% owned by Hony Capital II, L.P., 11.0% owned by Goldman Sachs Group, 6.0% owned by Right Lane Limited, 5.0% owned by Excel Team Investments Limited, 5.0% owned by Enspire Investments Limited, 3.0% owned by Crystal Lena International Limited and 3.0% owned by Premier Goal Company Limited. In June 2008, upon the approval of the board of directors of the Company, AAI transferred certain of the Company’s ordinary shares it held to its shareholders, including Goldman Sachs Group, representing the proportional percentage of each such selling shareholder’s interest in AAI. The table below sets forth certain information as to such transfer of the Company’s ordinary shares:

Name of Transferor	Name of Transferee	Number of Shares
AAI	Goldman Sachs Group	2,828,823
AAI	Right Lane Limited	1,612,694
AAI	Excel Team Investments Limited	1,414,412
AAI	Enspire Investments Limited	1,242,567
AAI	Crystal Lena International Limited	707,206
AAI	Premier Goal Company Limited	707,206
2.	Please be advised that we consider the resale of securities by broker-dealers to be an indirect primary offering. In that regard, you must register the above-mentioned shares on a form that you are eligible to use for a primary offering. The prospectus must also state that such broker-dealer is an underwriter. The only exception to this rule is if the broker-dealer received the securities as compensation for underwriting activities.

Please revise the prospectus as appropriate.

The Company advises the Staff that, as stated in the Company’s response to the Staff’s Comment 1 set forth above, Goldman Sachs Group, the only selling shareholder who is an affiliate of a broker-dealer, obtained shares of the Company through its investment in AAI. As a result, the proposed sale by Goldman Sachs Group is not a resale of securities by broker-dealers or affiliates of broker-dealers and Goldman Sachs Group is not an “underwriter” within the meaning of the Securities Act of 1933, as amended.
3.	In addition, if a selling shareholder is an affiliate of a broker-dealer, the prospectus must state that:
• the selling shareholder purchased in the ordinary course of business; and
• at the time of the purchase of the securities to be resold, the selling shareholder had no agreement or understanding, directly or indirectly, with any person to distribute the securities.
If a selling shareholder is an affiliate of a broker-dealer and you are not able to make these statements in the prospectus, the prospectus must state that the selling shareholder is an underwriter, and you must register the above-mentioned shares on a form that you are eligible to use for a primary offering. Please revise the prospectus as appropriate.
The Company has revised the disclosure on page 7 of the Amendment in response to the Staff’s comment.
4.	We note your statement on page 32 that the “selling shareholders and any broker-dealer participating in a distribution of the ADSs may be deemed to be “underwriters” within the meaning of the Securities Act.” As we noted above, any securities for resale by a broker-dealer or an affiliate of a broker-dealer must be registered on a proper registration statement form. In addition, the prospectus must also state that a broker-dealer or an affiliate of a broker-dealer is an underwriter in the circumstances described above. In that regard, please consider the necessity to delete or revise this statement accordingly.
The Company advises the Staff that, as stated in the Company’s response to the Staff’s Comment 2 set forth above, the proposed sale by Goldman Sachs Group under the Registration Statement is not a resale of securities by broker-dealers or affiliates of broker-dealers and Goldman Sachs Group is not an “underwriter” within the meaning of the Securities Act. In this regard, the Company has deleted the referenced disclosure on page 32 of the Amendment in response to the Staff’s comment.
* * * * *

     If you have any questions regarding the Amendment, please do not hesitate to contact me at (852) 2514-7630 (work) or (852) 9032-1314 (cell) or Shuang Zhao at (852) 2514-7602 (work) or (852) 9408-6584 (cell).

Very truly yours, /s/ Leiming Chen Leiming Chen

Enclosures
cc:  Frank Zhigang Zhao, Chief Financial Officer
                   Simcere Pharmaceutical Group
       Shuang Zhao
                   Simpson Thacher & Bartlett LLP